Related Party Transactions	3 Months Ended	12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
6.	RELATED PARTY TRANSACTIONS

a)	On February 1, 2023, options to purchase 30,000 shares of the Company’s common stock were issued to an executive of the Company at a price of $3.975 per share. The options vest immediately and expire in three years. The fair value of the options issued for services amounted to $75,030 and was expensed during the three months ended April 30, 2023.

b)	On March 19, 2023, the Company entered into a Credit Line Note agreement with TII Jet Services LDA, a shareholder of the Company, for a credit facility of $2 million. See Note 4 for further information. TII Jet Services LDA is owned 100% by a shareholder of the Company.

7.	RELATED PARTY TRANSACTIONS

a)	In connection with the acquisition of Pocono, the Company recorded various transactions and operations through Pocono Coated Products LLC, of which Mike Myer was a member and a related party. During the year ended January 31, 2022, the Company was advanced $7,862 in finance payments. As of January 31, 2022, the balance due Pocono was paid in full. The Company also issued a note in the amount of $1,500,000 to Pocono Coated Products LLC. In October 2021, the related party note payable was repaid. See Note 5 for further discussion.

b)	In May 2022, the Company issued stock awards to the Company’s CEO and independent members of the Board of Directors. The CEO received 11,667 shares and the four directors received 1,167 shares each. The Company recorded compensation expense of $53,200 in connection with the issuance of the shares.

c)	On August 2, 2022, options to purchase 137,084 shares of the Company’s common stock were issued to executives of the Company at prices of $4.09 and $4.50 per share. The options vest immediately and expire in three years. The fair value of the options issued for services amounted to $399,075 and was expensed during the year ended January 31, 2023.

d)	On September 30, 2022, options to purchase 35,000 shares of the Company’s common stock were issued to the independent directors of the Company at a price of $3.59 per share. The options vest immediately and expire in five years. The fair value of the options issued for services amounted to $85,995 and was expensed during the year ended January 31, 2023.

e)	On December 7, 2022, options to purchase 107,500 shares of the Company’s common stock were issued to executives of the Company at prices of $3.53 and $3.88 per share. The options vest immediately and expire in three years. The fair value of the options issued amounted to $245,170 and was expensed during the year ended January 31, 2023.